FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.0%
Koninklijke KPN NV	306,977	$953,251	(a)
Nippon Telegraph & Telephone Corp.	57,800	1,580,365	(a)

Total Diversified Telecommunication Services		2,533,616

Entertainment - 0.6%
Nintendo Co. Ltd.	3,500	1,632,533	(a)

Interactive Media & Services - 0.9%
Auto Trader Group PLC	68,993	689,643	(a)
Rightmove PLC	151,408	1,625,822	(a)

Total Interactive Media & Services		2,315,465

Media - 1.1%
CyberAgent Inc.	34,700	577,462	(a)
Eutelsat Communications SA	21,090	258,046	(a)
ITV PLC	485,728	724,454	*(a)
WPP PLC	75,172	1,136,255	(a)

Total Media		2,696,217

Wireless Telecommunication Services - 1.0%
KDDI Corp.	57,801	1,689,459	(a)
SoftBank Group Corp.	18,436	871,089	(a)

Total Wireless Telecommunication Services		2,560,548

TOTAL COMMUNICATION SERVICES		11,738,379

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.2%
Aisin Corp.	22,800	874,221	(a)
Cie Generale des Etablissements Michelin SCA	5,783	947,940	(a)
NGK Spark Plug Co. Ltd.	36,900	642,596	(a)
Sumitomo Rubber Industries Ltd.	69,400	707,176	(a)

Total Auto Components		3,171,933

Automobiles - 1.7%
Daimler AG, Registered Shares	27,755	2,131,302	(a)
Toyota Motor Corp.	115,445	2,131,100	(a)

Total Automobiles		4,262,402

Distributors - 0.4%
Inchcape PLC	85,927	1,056,349	(a)

Household Durables - 2.1%
Berkeley Group Holdings PLC	15,000	966,925	(a)
Rinnai Corp.	8,100	728,602	(a)
SEB SA	4,976	775,048	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2021 Quarterly Report	1

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Household Durables - continued
Sekisui House Ltd.	55,345	$1,188,049	(a)
Sony Group Corp.	13,142	1,661,271	(a)

Total Household Durables		5,319,895

Leisure Products - 0.4%
Sankyo Co. Ltd.	40,500	1,049,626	(a)

Multiline Retail - 1.5%
Canadian Tire Corp. Ltd., Class A Shares	8,200	1,176,179
Dollarama Inc.	23,500	1,176,161
Next PLC	13,878	1,526,898	(a)

Total Multiline Retail		3,879,238

Specialty Retail - 1.6%
H & M Hennes & Mauritz AB, Class B Shares	46,300	908,030	(a)
Industria de Diseno Textil SA	33,537	1,086,881	(a)
JD Sports Fashion PLC	372,875	1,095,554	(a)
Kingfisher PLC	237,038	1,083,756	(a)

Total Specialty Retail		4,174,221

Textiles, Apparel & Luxury Goods - 4.4%
adidas AG	4,857	1,400,764	(a)
Cie Financiere Richemont SA, Registered Shares	13,000	1,941,201	(a)
Hermes International	1,215	2,121,601	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,776	2,290,757	(a)
Pandora A/S	12,697	1,580,278	(a)
Puma SE	7,127	872,667	(a)
Swatch Group AG, Registered Shares	16,191	944,789	(a)

Total Textiles, Apparel & Luxury Goods		11,152,057

TOTAL CONSUMER DISCRETIONARY		34,065,721

CONSUMER STAPLES - 10.8%
Beverages - 0.6%
Royal Unibrew A/S	5,828	657,263	(a)
Treasury Wine Estates Ltd.	85,000	766,307	(a)

Total Beverages		1,423,570

Food & Staples Retailing - 3.5%
Alimentation Couche-Tard Inc.	23,100	967,864
Carrefour SA	50,335	922,559	(a)
Empire Co. Ltd., Class A Shares	45,200	1,377,136
George Weston Ltd.	10,400	1,205,790
Jeronimo Martins SGPS SA	41,189	942,659	(a)
Kesko oyj, Class B Shares	27,048	897,270	(a)
Lawson Inc.	17,300	818,663	(a)

See Notes to Schedule of Investments.

2	Franklin International Equity Fund 2021 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Food & Staples Retailing - continued
Loblaw Cos. Ltd.	12,700	$1,040,537
Sundrug Co. Ltd.	27,600	720,188	(a)

Total Food & Staples Retailing		8,892,666

Food Products - 3.6%
China Feihe Ltd.	210,000	281,922	(a)
Nestle SA, Registered Shares	46,259	6,466,630	(a)
Nomad Foods Ltd.	24,633	625,432	*
Toyo Suisan Kaisha Ltd.	17,700	748,668	(a)
WH Group Ltd.	561,173	352,007	(a)
Yakult Honsha Co. Ltd.	16,500	859,519	(a)

Total Food Products		9,334,178

Personal Products - 1.9%
Beiersdorf AG	7,000	720,243	(a)
Kao Corp.	11,600	607,011	(a)
L’Oreal SA	5,413	2,565,987	(a)
Unilever PLC	20,816	1,114,709	(a)

Total Personal Products		5,007,950

Tobacco - 1.2%
Japan Tobacco Inc.	61,600	1,241,994	(a)
Swedish Match AB	218,266	1,734,220	(a)

Total Tobacco		2,976,214

TOTAL CONSUMER STAPLES		27,634,578

ENERGY - 4.2%
Energy Equipment & Services - 0.2%
Tenaris SA	56,173	586,265	(a)

Oil, Gas & Consumable Fuels - 4.0%
BP PLC	183,078	814,462	(a)
ENEOS Holdings Inc.	282,900	1,058,956	(a)
Eni SpA	126,735	1,751,939	(a)
Lundin Energy AB	24,615	882,753	(a)
Repsol SA	113,135	1,342,856	(a)
Royal Dutch Shell PLC, Class A Shares	115,649	2,541,319	(a)
Royal Dutch Shell PLC, Class B Shares	45,981	1,009,295	(a)
TotalEnergies SE	17,443	885,944	(a)

Total Oil, Gas & Consumable Fuels		10,287,524

TOTAL ENERGY		10,873,789

FINANCIALS - 17.2%
Banks - 8.4%
ABN AMRO Bank NV, CVA	80,954	1,190,082	(a)
Banco Bilbao Vizcaya Argentaria SA	200,000	1,187,395	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2021 Quarterly Report	3

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Banks - continued
Banco Santander SA	508,858	$1,698,432	(a)
Bank Leumi Le-Israel BM	173,474	1,864,010	(a)
Bank of Nova Scotia	15,000	1,061,900
Barclays PLC	566,683	1,440,386	(a)
BNP Paribas SA	39,436	2,724,794	(a)
BOC Hong Kong Holdings Ltd.	237,000	776,739	(a)
Danske Bank A/S	42,537	726,973	(a)
HSBC Holdings PLC	136,144	823,821	(a)
ING Groep NV	85,000	1,184,434	(a)
Lloyds Banking Group PLC	2,605,522	1,679,735	(a)
Natwest Group PLC	312,254	951,469	(a)
Nordea Bank Abp	144,600	1,760,996	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	83,889	1,162,158	(a)
Swedbank AB, Class A Shares	69,400	1,393,740	(a)

Total Banks		21,627,064

Capital Markets - 2.3%
3i Group PLC	50,000	978,244	(a)
Deutsche Bank AG, Registered Shares	80,000	1,004,129	*(a)
Deutsche Boerse AG	4,626	774,948	(a)
Nomura Holdings Inc.	200,700	875,281	(a)
Quilter PLC	440,528	883,509	(a)
UBS Group AG, Registered Shares	80,954	1,452,970	(a)

Total Capital Markets		5,969,081

Insurance - 6.5%
AIA Group Ltd.	143,800	1,449,708	(a)
Allianz SE, Registered Shares	10,640	2,515,503	(a)
ASR Nederland NV	21,486	987,849	(a)
Direct Line Insurance Group PLC	257,071	969,067	(a)
Great-West Lifeco Inc.	25,400	762,231
Japan Post Holdings Co. Ltd.	127,100	992,024	(a)
Japan Post Insurance Co. Ltd.	48,600	780,906	(a)
Legal & General Group PLC	383,262	1,542,799	(a)
Manulife Financial Corp.	61,600	1,174,099
MS&AD Insurance Group Holdings Inc.	30,900	953,433	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	7,387	2,191,469	(a)
NN Group NV	25,615	1,384,399	(a)
SCOR SE	28,285	883,316	(a)

Total Insurance		16,586,803

TOTAL FINANCIALS		44,182,948

See Notes to Schedule of Investments.

4	Franklin International Equity Fund 2021 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Health Care - 11.0%
Biotechnology - 0.6%
CSL Ltd.	2,373	$502,517	(a)
Genmab A/S	2,891	1,157,553	*(a)

Total Biotechnology		1,660,070

Health Care Equipment & Supplies - 2.0%
BioMerieux	4,166	592,179	(a)
DiaSorin SpA	3,932	747,999	(a)
GN Store Nord A/S	13,500	843,549	(a)
Hoya Corp.	7,800	1,156,541	(a)
Sonova Holding AG, Registered Shares	2,500	976,424	(a)
Straumann Holding AG, Registered Shares	461	974,114	(a)

Total Health Care Equipment & Supplies		5,290,806

Health Care Providers & Services - 0.3%
Sonic Healthcare Ltd.	20,000	679,360	(a)

Life Sciences Tools & Services - 1.0%
ICON PLC	3,000	929,100	*
Sartorius Stedim Biotech	2,891	1,583,316	(a)

Total Life Sciences Tools & Services		2,512,416

Pharmaceuticals - 7.1%
Astellas Pharma Inc.	71,700	1,166,117	(a)
AstraZeneca PLC	9,824	1,144,743	(a)
Chugai Pharmaceutical Co. Ltd.	40,600	1,316,814	(a)
GlaxoSmithKline PLC	63,759	1,386,383	(a)
Nippon Shinyaku Co. Ltd.	8,600	597,695	(a)
Novartis AG, Registered Shares	23,696	2,080,895	(a)
Novo Nordisk A/S, Class B Shares	40,821	4,563,574	(a)
Ono Pharmaceutical Co. Ltd.	35,600	882,489	(a)
Orion oyj, Class B Shares	19,396	804,868	(a)
Roche Holding AG	7,973	3,305,090	(a)
Sanofi	9,500	954,500	(a)

Total Pharmaceuticals		18,203,168

TOTAL HEALTH CARE		28,345,820

INDUSTRIALS - 16.4%
Aerospace & Defense - 0.4%
Airbus SE	9,000	1,149,425	*(a)

Air Freight & Logistics - 0.8%
Royal Mail PLC	173,474	1,189,997	(a)
Yamato Holdings Co. Ltd.	34,700	813,735	(a)

Total Air Freight & Logistics		2,003,732

See Notes to Schedule of Investments.

Franklin International Equity Fund 2021 Quarterly Report	5

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Building Products - 0.7%
Cie de Saint-Gobain	27,218	$1,914,524	(a)

Construction & Engineering - 0.3%
COMSYS Holdings Corp.	29,600	659,067	(a)

Electrical Equipment - 0.8%
ABB Ltd., Registered Shares	26,000	990,633	(a)
Signify NV	25,646	1,182,142	(a)

Total Electrical Equipment		2,172,775

Industrial Conglomerates - 1.4%
CK Hutchison Holdings Ltd.	173,500	1,119,600	(a)
Jardine Matheson Holdings Ltd.	18,300	1,007,432	(a)
Siemens AG, Registered Shares	8,558	1,487,575	(a)

Total Industrial Conglomerates		3,614,607

Machinery - 5.3%
Aalberts NV	21,857	1,438,119	(a)
Amada Co. Ltd.	81,300	805,145	(a)
Atlas Copco AB, Class A Shares	37,470	2,593,806	(a)
CNH Industrial NV	65,208	1,252,367	(a)
Daimler Truck Holding AG	13,877	510,167	*
GEA Group AG	26,599	1,456,436	(a)
IMI PLC	52,041	1,219,722	(a)
NGK Insulators Ltd.	40,000	676,100	(a)
Schindler Holding AG	3,123	837,907	(a)
Trelleborg AB, Class B Shares	28,912	755,518	(a)
Valmet oyj	25,442	1,083,144	(a)
Volvo AB, Class B Shares	46,300	1,067,477	(a)

Total Machinery		13,695,908

Marine - 1.4%
A.P. Moller - Maersk A/S, Class B Shares	694	2,490,724	(a)
Kuehne + Nagel International AG, Registered Shares	3,470	1,115,935	(a)

Total Marine		3,606,659

Professional Services - 0.5%
Bureau Veritas SA	35,243	1,169,804	(a)

Trading Companies & Distributors - 4.4%
AerCap Holdings NV	15,181	993,141	*
Ashtead Group PLC	26,599	2,131,576	(a)
Bunzl PLC	31,429	1,225,582	(a)
ITOCHU Corp.	73,839	2,258,502	(a)
Mitsubishi Corp.	76,345	2,424,054	(a)
Mitsui & Co. Ltd.	93,799	2,221,101	(a)

Total Trading Companies & Distributors		11,253,956

See Notes to Schedule of Investments.

6	Franklin International Equity Fund 2021 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	49,800	$940,838	(a)

Total Industrials		42,181,295

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.3%
Nokia oyj	245,807	1,544,183	*(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	166,300	1,826,613	(a)

Total Communications Equipment		3,370,796

Electronic Equipment, Instruments & Components - 0.3%
Nippon Electric Glass Co. Ltd.	29,146	747,288	(a)

IT Services - 0.5%
Nomura Research Institute Ltd.	30,100	1,281,822	(a)

Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding NV	8,322	6,635,738	(a)
Tokyo Electron Ltd.	3,500	2,003,593	(a)
United Microelectronics Corp.	700,000	1,635,423	(a)

Total Semiconductors & Semiconductor Equipment		10,274,754

Software - 2.4%
Check Point Software Technologies Ltd.	14,254	1,661,446	*
Nice Ltd.	3,495	1,060,871	*(a)
Open Text Corp.	14,900	707,218
SAP SE	10,891	1,555,464	(a)
SimCorp A/S	10,640	1,150,161	(a)

Total Software		6,135,160

Technology Hardware, Storage & Peripherals - 1.5%
Brother Industries Ltd.	53,300	1,024,651	(a)
Lite-On Technology Corp.	575,000	1,325,979	(a)
Logitech International SA, Registered Shares	18,504	1,548,736	(a)

Total Technology Hardware, Storage & Peripherals		3,899,366

TOTAL INFORMATION TECHNOLOGY		25,709,186

MATERIALS - 7.3%
Chemicals - 2.1%
Covestro AG	12,000	740,459	(a)
LANXESS AG	13,878	861,133	(a)
Mitsubishi Gas Chemical Co. Inc.	57,800	978,970	(a)
Mitsui Chemicals Inc.	27,800	746,873	(a)
Nitto Denko Corp.	14,000	1,082,110	(a)
Sumitomo Chemical Co. Ltd.	244,700	1,153,126	(a)

Total Chemicals		5,562,671

Construction Materials - 0.3%
Taiheiyo Cement Corp.	36,200	715,927	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2021 Quarterly Report	7

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Metals & Mining - 4.9%
ArcelorMittal SA	22,467	$722,660	(a)
BHP Group PLC	51,171	1,525,024	(a)
BlueScope Steel Ltd.	77,855	1,189,347	(a)
Evraz PLC	161,909	1,321,581	(a)
Glencore PLC	406,640	2,068,847	(a)
Jindal Steel & Power Ltd.	208,169	1,056,697	*(a)
Kinross Gold Corp.	81,300	471,751
Norsk Hydro ASA	122,455	964,512	(a)
Rio Tinto PLC	40,477	2,668,697	(a)
thyssenkrupp AG	55,512	611,508	*(a)

Total Metals & Mining		12,600,624

TOTAL MATERIALS		18,879,222

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Stockland	150,000	462,923	(a)

Real Estate Management & Development - 2.1%
China Overseas Land & Investment Ltd.	282,000	667,660	(a)
CK Asset Holdings Ltd.	200,500	1,264,389	(a)
Daito Trust Construction Co. Ltd.	8,800	1,005,349	(a)
Daiwa House Industry Co. Ltd.	34,700	997,982	(a)
Sun Hung Kai Properties Ltd.	65,000	789,061	(a)
Swire Pacific Ltd., Class A Shares	108,000	614,533	(a)

Total Real Estate Management & Development		5,338,974

TOTAL REAL ESTATE		5,801,897

UTILITIES - 1.5%
Electric Utilities - 0.8%
Electricite de France SA	80,954	951,354	(a)
SSE PLC	46,259	1,031,528	(a)

Total Electric Utilities		1,982,882

Gas Utilities - 0.3%
Tokyo Gas Co. Ltd.	50,000	898,711	(a)

Multi-Utilities - 0.4%
Engie SA	69,389	1,027,450	(a)

TOTAL UTILITIES		3,909,043

TOTAL COMMON STOCKS (Cost - $216,590,666)		253,321,878

See Notes to Schedule of Investments.

8	Franklin International Equity Fund 2021 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.5%
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Sartorius AG (Cost - $711,227)	0.120%	1,966	$1,330,675	(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $217,301,893)			254,652,553

SHORT-TERM INVESTMENTS - 0.8%
Invesco Treasury Portfolio, Institutional Class (Cost - $2,027,444)	0.010%	2,027,444	2,027,444

TOTAL INVESTMENTS - 99.9% (Cost - $219,329,337)			256,679,997
Other Assets in Excess of Liabilities - 0.1%			335,107

TOTAL NET ASSETS - 100.0%			$257,015,104

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	The rate shown represents the yield as of December 31, 2021.

Abbreviation(s) used in this schedule:

CVA	— Certificaaten van aandelen (Share Certificates)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin International Equity Fund 2021 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$2,352,340	$31,713,381	—	$34,065,721
Consumer Staples	5,216,759	22,417,819	—	27,634,578
Financials	2,998,230	41,184,718	—	44,182,948
Health Care	929,100	27,416,720	—	28,345,820
Industrials	1,503,308	40,677,987	—	42,181,295
Information Technology	2,368,664	23,340,522	—	25,709,186
Materials	471,751	18,407,471	—	18,879,222
Other Common Stocks	—	32,323,108	—	32,323,108
Preferred Stocks	—	1,330,675	—	1,330,675

Total Long-Term Investments	15,840,152	238,812,401	—	254,652,553

Short-Term Investments†	2,027,444	—	—	2,027,444

Total Investments	$17,867,596	$238,812,401	—	$256,679,997

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

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